SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Income (Loss) per Common Share (Details) - USD ($)	1 Months Ended	3 Months Ended				5 Months Ended	6 Months Ended			12 Months Ended
	Jan. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Income (loss)	$ (106)	$ 582,035	$ 315,350	$ (885)	$ (1,782)	$ 897,491	$ 897,385	$ (23,668)	$ (2,182)	$ (25,850)
Basic
Total number of ordinary shares - Basic		10,295,800					10,295,800
Total income allocated by class, Basic		$ 582,035					$ 897,385
Less: Accretion allocated based on ownership percentage		(530,763)					(3,109,615)
Total income (loss) by class		$ 582,035					$ 897,385
Weighted average common shares outstanding basic (in shares)					2,156,250					2,207,842
Basic income (loss) per share (in dollars per share)					$ (0.001)					$ (0.01)
Diluted
Total number of ordinary shares - Diluted		11,125,380					11,125,380
Total income allocated by class, Diluted		$ 582,035					$ 897,385
Less: Accretion allocated based on ownership percentage, Diluted		(530,763)					(3,109,615)
Total income (loss) by class, Diluted		$ 582,035					$ 897,385
Weighted average common shares outstanding diluted (in shares)					2,156,250					2,207,842
Diluted income (loss) per share (in dollars per share)					$ (0.001)					$ (0.01)
Redeemable Shares
Basic
Total number of ordinary shares - Basic		8,000,000					8,000,000
Ownership percentage, Basic		78.00%					78.00%
Total income allocated by class, Basic		$ 453,987					$ 700,043
Less: Accretion allocated based on ownership percentage		(413,995)					(2,425,500)
Plus: Accretion applicable to the redeemable class, Basic		530,763					3,109,615
Total income (loss) by class		$ 570,755					$ 1,384,158
Weighted average common shares outstanding basic (in shares)		8,000,000		2,156,250			6,674,033		2,156,250
Basic income (loss) per share (in dollars per share)		$ 0.071		$ (0.0004)			$ 0.207		$ (0.001)
Diluted
Total number of ordinary shares - Diluted		8,800,000					8,800,000
Ownership percentage, Diluted		79.00%					79.00%
Total income allocated by class, Diluted		$ 459,808					$ 709,018
Less: Accretion allocated based on ownership percentage, Diluted		(419,303)					(2,456,596)
Plus: Accretion applicable to the redeemable class, Diluted		530,763					3,109,615
Total income (loss) by class, Diluted		$ 571,268					$ 1,362,037
Weighted average common shares outstanding diluted (in shares)		8,800,000					7,341,436
Diluted income (loss) per share (in dollars per share)		$ 0.065					$ 0.186
Non-Redeemable Shares
Basic
Total number of ordinary shares - Basic		2,295,800					2,295,800
Ownership percentage, Basic		22.00%					22.00%
Total income allocated by class, Basic		$ 128,048					$ 197,342
Less: Accretion allocated based on ownership percentage		(116,768)					(684,115)
Total income (loss) by class		$ 11,280					$ (486,773)
Weighted average common shares outstanding basic (in shares)		2,295,800		2,156,250			2,308,098		2,156,250
Basic income (loss) per share (in dollars per share)		$ 0.005		$ (0.0004)			$ (0.211)		$ (0.001)
Diluted
Total number of ordinary shares - Diluted		2,325,380					2,325,380
Ownership percentage, Diluted		21.00%					21.00%
Total income allocated by class, Diluted		$ 122,227					$ 188,367
Less: Accretion allocated based on ownership percentage, Diluted		(111,460)					(653,019)
Total income (loss) by class, Diluted		$ 10,767					$ (464,652)
Weighted average common shares outstanding diluted (in shares)		2,325,380		2,156,250			2,332,776		2,156,250
Diluted income (loss) per share (in dollars per share)		$ 0.005		$ (0.0004)			$ (0.199)		$ (0.001)